STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Banks - 1.6%
JPMorgan Chase & Co.	125,290		14,453,454
Capital Goods - 1.2%
Assa Abloy AB, Cl. B	439,600		10,382,599
Consumer Durables & Apparel - 7.3%
adidas AG	46,325		7,950,251
EssilorLuxottica SA	65,800		10,323,191
Hermes International	7,226		9,893,078
LVMH SE	54,165		37,677,555
			65,844,075
Consumer Services - 3.3%
Marriott International Inc., Cl. A	70,250		11,157,105
McDonald's Corp.	70,325		18,521,495
			29,678,600
Diversified Financials - 5.2%
BlackRock Inc.	30,190		20,202,544
London Stock Exchange Group PLC	103,825		10,132,510
S&P Global Inc.	44,897		16,923,026
			47,258,080
Energy - 7.5%
Chevron Corp.	233,900		38,308,142
Hess Corp.	259,100		29,140,977
			67,449,119
Food, Beverage & Tobacco - 10.3%
Altria Group Inc.	167,325		7,338,874
Diageo PLC, ADR	62,620		11,985,468
Nestle SA, ADR	187,915		23,087,237
PepsiCo Inc.	84,470		14,778,871
Philip Morris International Inc.	178,155		17,307,758
The Coca-Cola Company	289,325		18,565,985
			93,064,193
Health Care Equipment & Services - 4.2%
Abbott Laboratories	161,685		17,597,795
Intuitive Surgical Inc.	44,060	[a]	10,141,290
UnitedHealth Group Inc.	17,950		9,735,003
			37,474,088
Household & Personal Products - 5.8%
L'Oreal, ADR	505,350	[b]	38,254,995
The Estee Lauder Companies, Cl. A	27,450		7,496,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Household & Personal Products - 5.8% (continued)
The Procter & Gamble Company	43,250		6,007,858
			51,759,448
Insurance - .8%
AIA Group Ltd.	698,375		7,048,564
Materials - 2.7%
Air Liquide SA, ADR	414,799	[b]	11,394,529
Air Products & Chemicals Inc.	51,050		12,672,141
			24,066,670
Media & Entertainment - 9.8%
Alphabet Inc., Cl. C	302,000	[a]	35,225,280
Comcast Corp., Cl. A	309,695		11,619,756
Meta Platforms Inc., Cl. A	125,815	[a]	20,017,166
Nintendo Co.	23,475		10,555,347
Tencent Holdings Ltd.	130,475		5,132,596
The Walt Disney Company	49,586	[a]	5,261,075
			87,811,220
Pharmaceuticals Biotechnology & Life Sciences - 5.9%
Johnson & Johnson	50,025		8,730,363
Novo Nordisk A/S, ADR	242,345		28,126,561
Roche Holding, ADR	402,695		16,699,762
			53,556,686
Retailing - 3.0%
Amazon.com Inc.	200,600	[a]	27,070,970
Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV	40,250		23,121,210
Texas Instruments Inc.	168,700		30,178,743
			53,299,953
Software & Services - 14.3%
Adobe Inc.	17,275	[a]	7,084,823
Intuit Inc.	16,175		7,378,550
Mastercard Inc., Cl. A	18,000		6,368,220
Microsoft Corp.	274,035		76,932,586
Visa Inc., Cl. A	143,850	[b]	30,512,023
			128,276,202
Technology Hardware & Equipment - 6.2%
Apple Inc.	344,380		55,965,194
Transportation - 4.2%
Canadian Pacific Railway Ltd.	321,030		25,319,636
Union Pacific Corp.	53,465		12,152,595
			37,472,231
Total Common Stocks (cost $336,863,649)			891,931,346

	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,674,829)	2.21	6,674,829	[c]	6,674,829

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $20,610)	2.21	20,610	[c]	20,610
Total Investments (cost $343,559,088)		99.9%		898,626,785
Cash and Receivables (Net)		.1%		946,918
Net Assets		100.0%		899,573,703

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $30,227,431 and the value of the collateral was $30,729,041, consisting of cash collateral of $20,610 and U.S. Government & Agency securities valued at $30,708,431. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	782,835,655	109,095,691	††	-	891,931,346
Investment Companies	6,695,439	-		-	6,695,439

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2022, accumulated net unrealized appreciation on investments was $555,067,697, consisting of $567,982,695 gross unrealized appreciation and $12,914,998 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.